Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

March 31, 2020

M23-QTLY-0520
1.958063.106

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.9%
	Principal Amount	Value
Alabama - 1.8%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$548,240
Series 2016 B, 5% 3/1/23	100,000	109,648

TOTAL ALABAMA		657,888

Arizona - 3.4%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	335,138
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	111,948
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	502,241
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	279,023

TOTAL ARIZONA		1,228,350

California - 1.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	131,939
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (a)	120,000	131,893
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	183,800
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	221,600

TOTAL CALIFORNIA		669,232

Colorado - 1.5%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	200,000	204,586
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	222,972
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	111,651

TOTAL COLORADO		539,209

Connecticut - 3.2%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	221,118
Series 2019 A, 5% 4/15/23	200,000	220,064
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	65,000	67,209
Series K1, 5% 7/1/23	500,000	529,355
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	110,092

TOTAL CONNECTICUT		1,147,838

Florida - 9.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	280,465
Series 2015 B, 5% 7/1/23	45,000	50,484
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	556,690
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	310,788
Hillsborough County Aviation Auth. Rev. Series 2018 E, 5% 10/1/23 (a)	450,000	494,132
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	553,980
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	215,690
Series 2014 B, 5% 7/1/23	90,000	99,902
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,185
Series 2015 D, 5% 2/1/23	650,000	713,674
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	161,833

TOTAL FLORIDA		3,470,823

Georgia - 1.4%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	300,000	297,483
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	223,096

TOTAL GEORGIA		520,579

Illinois - 15.7%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	435,264
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	214,562
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	552,505
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	536,750
Series 2019, 5% 4/1/23	500,000	552,955
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	305,844
Series 2014, 5% 2/1/23	250,000	258,143
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	561,158
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	90,363
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	830,404
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	544,760
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	130,757
Series 2002:
5.7% 6/15/23	45,000	48,207
5.7% 6/15/23 (Escrowed to Maturity)	45,000	51,251
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	551,365

TOTAL ILLINOIS		5,664,288

Indiana - 2.3%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	280,250
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (a)	500,000	538,205

TOTAL INDIANA		818,455

Kentucky - 0.8%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	295,848
Louisiana - 1.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	45,000	40,231
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	576,067

TOTAL LOUISIANA		616,298

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	205,400
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	56,716
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	251,473
Series 2019 A, 5% 7/1/23	200,000	220,130
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	555,515

TOTAL MASSACHUSETTS		1,083,834

Michigan - 3.8%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,201
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23 (c)	195,000	213,190
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	434,616
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	556,775
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23 (c)	100,000	107,700

TOTAL MICHIGAN		1,368,482

Minnesota - 0.7%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	274,858
Nevada - 4.5%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,094,342
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	121,842
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	421,428

TOTAL NEVADA		1,637,612

New Jersey - 7.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	269,675
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23	400,000	429,248
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	576,890
Series 2015 XX, 5% 6/15/23	250,000	263,320
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	109,766
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	217,684
Series 2013, 5% 7/1/23	200,000	223,488
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	255,499
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	268,980
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	166,551

TOTAL NEW JERSEY		2,781,101

New York - 6.2%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	112,254
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	389,449
Series 2014 B, 5% 7/1/23	285,000	317,122
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	588,989
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (a)	175,000	193,863
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	317,376
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	335,742

TOTAL NEW YORK		2,254,795

Ohio - 7.6%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	546,620
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	431,684
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	500,000	548,290
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	110,089
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	217,498
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	329,679
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	556,115

TOTAL OHIO		2,739,975

Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	254,100
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	273,835

TOTAL OREGON		527,935

Pennsylvania - 7.2%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/23	300,000	328,689
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	222,314
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	347,172
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	109,501
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	250,000	277,505
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	277,023
Series 2014, 5% 7/1/23	500,000	558,385
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	110,599
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	376,482

TOTAL PENNSYLVANIA		2,607,670

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	276,143
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (a)	100,000	109,932
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	167,363
Tennessee - 1.4%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	500,000	512,170
Texas - 4.0%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	277,840
Series 2015 D, 5% 5/15/23	500,000	555,680
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	329,592
Series 2015 B, 5% 1/1/23	250,000	274,660

TOTAL TEXAS		1,437,772

Virginia - 2.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	196,940
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	264,520
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	222,378
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	102,325

TOTAL VIRGINIA		786,163

Washington - 4.2%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	276,498
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	331,014
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	323,337
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	153,606
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	424,373

TOTAL WASHINGTON		1,508,828

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	555,850
TOTAL MUNICIPAL BONDS
(Cost $35,878,241)		36,464,691
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $35,878,241)		36,464,691
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(330,063)
NET ASSETS - 100%		$36,134,628

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,475
Total	$3,475

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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